CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares Issued	63,749,525	50,004,185
Common Stock, Shares Outstanding	63,749,525	50,004,185
Series A Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	50,000	50,000
Preferred Stock, Shares Issued	12,500	12,500
Preferred Stock, Shares Outstanding	12,500	12,500
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	300,000	300,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Series C Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000	10,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0